REVENUE FROM CONTRACTS WITH CUSTOMERS - Revenues by segments and channels (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,353.8	$ 1,153.1	$ 3,547.8	$ 3,072.9
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	874.0	812.0	2,113.6	2,052.8
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	479.8	341.1	1,434.2	1,020.1
Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	520.0	388.7	1,449.3	1,054.7
Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	533.6	494.6	1,241.2	1,148.6
Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 300.2	$ 269.8	$ 857.3	$ 869.6